Stock-Based Compensation - Summary of Outstanding Stock Options and Related Activity (Parenthetical) (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 06, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Exercisable, options	307	322	393	1,291
Exercisable, weighted average exercise price	$ 26.48	$ 32.16	$ 35.24	$ 8.04
Weighted average grant-date fair value of stock options granted	$ 1.40	$ 3.08	$ 2.28